Tyler Cote
Talcott Resolution Law Group
Talcott Resolution Life Insurance Company
1 Griffin Road North
Windsor, CT 06095-1512
Tel. 1-860-791-0149
tyler.cote@talcottresolution.com

May 5, 2022

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Division of Investment Management

Re:    See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.    The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.    The text of the Registrants’ most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 21, 2022.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 791-0149.

Very truly yours,

Tyler Cote
Legal Specialist, Registered Product Filings
Enclosure

Exhibit A

Talcott Resolution Life and Annuity Insurance Company Separate Account One (“Registrant”)
File No. 033-73568    The Director VI
The Director Select I
File No. 333-69487    The Director VII/VIIR
The Director Select II/IIR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
Wells Fargo Director I/IR
File No. 333-39620    Director Outlook I/IR
Director Select Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Director Preferred Outlook I/IR
Wells Fargo Director Outlook I/IR

Talcott Resolution Life Insurance Company Separate Account Two (“Registrant”)
File No. 033-73570    The Director VI
The BB&T Director I
AmSouth Variable Annuity I
The Director Select I
The Director Choice I
File No. 333-69485    The Director VII/VIIR
NatCity Director
First Horizon Director
The BB&T Director II/IIR
AmSouth VA II/IIR
The Director Select II/IIR
The Director Choice II/IIR
The Huntington Director I/IR
The Director Solution I/IR
Director Preferred I/IR
Director Elite I/IR
The Wachovia Director I/IR
Fifth Third Director I/IR
Director Classic I/IR

Talcott Resolution Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 333-119418    The Director M
Wells Fargo Director M
File No. 333-119421    The Director M Outlook
Wells Fargo Director M Outlook

Talcott Resolution Life Insurance Company Separate Account Three (“Registrant”)
File No. 333-119414    The Director M
First Horizon Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra

Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-40410    Leaders Outlook I/IR
Leaders Elite Outlook I/IR
Leaders Solution Outlook I/IR
File No. 333-76419    Leaders I/IR
Leaders Solution I/IR
File No. 333-148561    Leaders Series IV
File No. 333-101933    Leaders II/IIR/III
Wells Fargo Leaders I/IR/II
Select Leaders V
File No. 333-101943    Leaders Edge II/IIR/III
File No. 333-101949    Leaders Plus II/IIR/III
File No. 333-101955    Leaders Outlook II/IIR/III
Wells Fargo Leaders Outlook I/IR/II
Select Leaders Outlook III

Talcott Resolution Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-101932    Leaders II/IIR/III
Wells Fargo Leaders I/IR/II
Leaders / Chase I/II
Classic Leaders
Leaders Select I
Huntington Leaders I
Select Leaders V
File No. 333-101954    Leaders Outlook II/IIR/III
Nations Outlook II/IIR
Huntington Leaders Outlook II/IIR/III
Classic Leaders Outlook II/IIR/III
Leaders Select Outlook
Select Leaders Outlook III

Talcott Resolution Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
File No. 033-73566    Putnam Capital Manager V

Talcott Resolution Life Insurance Company Separate Account Ten (“Registrant”)
File No. 033-73572    Putnam Capital Manager V
File No. 033-17207    Putnam Capital Manager I-IV